Acquisitions (Tables) - Hman Group holdings Inc and subsidiaries	12 Months Ended
Dec. 26, 2020
MinuteKey
Business Acquisition [Line Items]
Schedule of fair value of the acquired assets and assumed liabilities

Cash	$1,791
Inventory	3,952
Other current assets	766
Property and equipment	29,888
Goodwill(1)	58,077
Customer relationships	50,000
Developed technology	19,000
Trade names	5,400
Other non-current assets	16
Total assets acquired	168,890
Less:
Liabilities assumed(1)	(12,601)
Total purchase price	$156,289
(1)

Goodwill and deferred tax liabilities have been reduced by $1,160 due to the correction of errors related to income taxes related to the valuation allowance against deferred tax assets, which impacted our net deferred tax liabilities. See Note 1 - Basis of Presentation for additional details.

Big Time
Business Acquisition [Line Items]
Schedule of fair value of the acquired assets and assumed liabilities

Cash	$2,507
Accounts receivable	40,828
Inventory	40,216
Other current assets	1,623
Property and equipment	3,703
Goodwill(1)	128,796
Customer Relationships	189,000
Trade names	21,000
Other non-current assets	159
Total assets acquired	427,832
Less:
Liabilities assumed(1)	(78,998)
Total purchase price	$348,834
(1)

Goodwill and deferred tax liabilities have been reduced by $2,067 due to the correction of errors related to income taxes related to the valuation allowance against deferred tax assets, which impacted our net deferred tax liabilities. See Note 1 - Basis of Presentation for additional details.

Schedule of unaudited pro forma results

(Unaudited)
Fiscal Year-ended
2018
Net revenues	$1,139,562
Net earnings (loss)	$(74,976)

Resharp
Business Acquisition [Line Items]
Schedule of fair value of the acquired assets and assumed liabilities

Property and equipment	$218
Goodwill	9,382
Technology	11,500
Total assets acquired	21,100
Less:
Contingent consideration payable	(18,100)
Net cash paid	$3,000